Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

NOTE 7–GOING CONCERN

The Company’s financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The ability of the Company to continue as a going concern is dependent on the Company’s continued profitable operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Management intends to focus on raising funds going forward. The Company cannot provide any assurance or guarantee that it will be able to raise funds. Potential investors must be aware if it is unable to raise funds through the sale of its common stock and generate sufficient revenues, any investment made into the Company would be lost in its entirety.

The Company had net income for the nine months ended September 30, 2015 of $23,142. The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

NOTE 7–GOING CONCERN

The Company’s financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. While the Company has established a source of revenues to cover its operating costs it incurred a loss in 2014. This factor raises substantial doubt about the Company’s ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable.

Management intends to focus on raising funds going forward. The Company cannot provide any assurance or guarantee that it will be able to raise funds. Potential investors must be aware if it is unable to raise funds through the sale of its common stock and generate sufficient revenues, any investment made into the Company would be lost in its entirety.

The Company had a net loss for the year ended December 31, 2014 of $95,084. The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.